Segment reporting	12 Months Ended
Sep. 30, 2020
Segment reporting
Segment reporting

FINANCIAL PERFORMANCE

Note 2. Segment reporting

Accounting policy

Operating segments are presented on a basis consistent with information provided internally to Westpac’s key decision makers and reflect the management of the business, rather than the legal structure of the Group.

Internally, Westpac uses ‘cash earnings’ in assessing the financial performance of its divisions. Management believes this allows the Group to:

•      more effectively assess current year performance against prior years;

•      compare performance across business divisions; and

•      compare performance across peer companies.

Cash earnings is viewed as a measure of the level of profit that is generated by ongoing operations and is therefore typically considered in assessing distributions, including dividends. Cash earnings is neither a measure of cash flow nor net profit determined on a cash accounting basis, as it includes both cash and non-cash adjustments to statutory net profit.

To determine cash earnings, three categories of adjustments are made to statutory results:
• material items that key decision makers at the Westpac Group believe do not reflect ongoing operations;
• items that are not typically considered when dividends are recommended, such as the amortisation of intangibles, impact of Treasury shares and economic hedging impacts; and
• accounting reclassifications between individual line items that do not impact statutory results.
Internal charges and transfer pricing adjustments have been reflected in the performance of each operating segment. Inter-segment pricing is determined on an arm’s length basis.

Reportable operating segments

The operating segments are defined by the customers they serve and the services they provide:

•	Consumer:
-	is responsible for sales and service of banking and financial products and services to consumer customers in Australia; and
-	operates under the Westpac, St.George, BankSA, Bank of Melbourne, and RAMS brands.
•	Business:
-

is responsible for sales and service of banking products and services for SME and commercial customers in Australia. SME and Commercial customers typically have facilities up to approximately $200 million;

-	is responsible for Private Wealth, serving the banking needs of high net worth customers across the banking brands; and
-	operates under the Westpac, St.George, BankSA, and Bank of Melbourne brands.
•	Westpac Institutional Bank (WIB):
-	is responsible for delivering a broad range of financial products and services to commercial, corporate, institutional and government customers with connections to Australia and New Zealand;
-	services include financing, transactional banking, financial and debt capital markets; and
-	customers are supported throughout Australia, as well as via branches and subsidiaries located in New Zealand, US, UK and Asia.
•	Westpac New Zealand:
-	is responsible for banking, wealth and insurance products and services to customers in New Zealand;
-	customer base includes consumers, business and institutional customers; and
-	operates under the Westpac brand for banking products, the Westpac Life brand for life insurance products and the BT brand for wealth products.
•	Specialist Businesses:
-	is responsible for sales and service of Auto and Vendor Finance, Australian insurance products, Superannuation, Platforms and Investments;
-	it is also responsible for Westpac Pacific which provides a full range of banking services in Fiji and Papua New Guinea; and
-	operates under the Westpac, St.George, BankSA, Bank of Melbourne and BT brands.
•	Group Businesses include:
-

Treasury, which is responsible for the management of the Group’s balance sheet including wholesale funding, capital and management of liquidity. Treasury also manages the interest rate risk and foreign exchange risks inherent in the balance sheet, including managing the mismatch between Group assets and liabilities. Treasury’s earnings are primarily sourced from managing the Group’s balance sheet and interest rate risk, (excluding Westpac New Zealand) within set risk limits;

-

Group Technology[1], which comprises functions for the Australian businesses, is responsible for technology strategy and architecture, infrastructure and operations, applications development and business integration;

-

Core Support[2] , which comprises Group support functions, including Australian banking operations, property services, strategy, finance, risk, financial crime, compliance and conduct, compliance, legal, human resources, and customer and corporate relations; and

-

Group Businesses also includes earnings on capital not allocated to divisions, certain intra-group transactions that facilitate presentation of performance of the Group’s operating segments, earnings from non-core asset sales, earnings and costs associated with the Group’s Fintech investments, costs associated with customer remediation for the Advice business[3],  and certain other head office items such as centrally held provisions.

1.	Costs are fully allocated to other divisions in the Group.
2.	Costs are partially allocated to other divisions in the Group, with costs attributed to enterprise activity retained in Group Businesses.
3.	In March 2019, Westpac announced that it was exiting the provision of personal financial advice.

Revisions to segment results

In 2020, Westpac implemented a change to the presentation of its divisional financial information. The change related to:

•

the creation of the Specialist Businesses division, which includes the following businesses: Auto and Vendor Finance, Australian insurance businesses, Superannuation, Platforms and Investments, and Westpac Pacific; and

•	the movement of certain small to medium size enterprise customers, and products between the Consumer and Business division to better reflect our new line of Business operating structure.

This change has no impact on the Group’s overall results or balance sheet but impacts divisional results and balance sheets. Comparative divisional financial information has been restated for this change.

The following tables present the segment results on a cash earnings basis for the Group:

			Westpac	Westpac				Net cash
2020			Institutional	New	Specialist	Group		earnings	Income
$m	Consumer	Business	Bank	Zealand	Businesses	Businesses	Total	adjustment	statement
Net interest income	8,547	4,163	1,111	1,832	534	899	17,086	(390)	16,696
Net fee income	471	438	544	123	89	(73)	1,592	—	1,592
Net wealth management and insurance income	—	22	—	158	624	(45)	759	(8)	751
Trading income	90	97	637	27	57	20	928	(33)	895
Other income	12	3	1	11	(8)	242	261	(12)	249
Net operating income before operating
expenses and impairment charges	9,120	4,723	2,293	2,151	1,296	1,043	20,626	(443)	20,183
Operating expenses[1]	(4,176)	(2,298)	(1,316)	(998)	(1,548)	(2,364)	(12,700)	(39)	(12,739)
Impairment charges	(1,015)	(1,371)	(404)	(302)	(255)	169	(3,178)	—	(3,178)
Profit before income tax	3,929	1,054	573	851	(507)	(1,152)	4,748	(482)	4,266
Income tax expense	(1,183)	(320)	(241)	(239)	3	(158)	(2,138)	164	(1,974)
Profit attributable to NCI	—	—	—	—	(2)	—	(2)	—	(2)
Cash earnings for the year	2,746	734	332	612	(506)	(1,310)	2,608	(318)	2,290
Net cash earnings adjustments	—	—	—	7	(31)	(294)	(318)
Net profit attributable to equity
holders of WBC	2,746	734	332	619	(537)	(1,604)	2,290
Balance sheet
Loans	389,793	140,698	66,192	81,434	14,942		693,059
Deposits and other borrowings	219,259	151,939	102,851	68,473	9,260	39,349	591,131
1.

Included in the Specialist Businesses division in operating expenses is $571 million relating to impairment of goodwill and other intangible assets for 2020. For other divisions, there was no impairment of goodwill and impairment of other intangibles assets was not material.

			Westpac	Westpac				Net cash
2019			Institutional	New	Specialist	Group		earnings	Income
$m	Consumer	Business	Bank	Zealand	Businesses	Businesses	Total	adjustment	statement
Net interest income	8,130	4,456	1,337	1,860	555	615	16,953	(46)	16,907
Net fee income	594	463	570	163	44	(179)	1,655	—	1,655
Net wealth management and insurance income	—	16	—	177	1,319	(489)	1,023	6	1,029
Trading income	94	109	636	37	54	(23)	907	22	929
Other income	7	6	(11)	46	(5)	74	117	12	129
Net operating income before operating
expenses and impairment charges	8,825	5,050	2,532	2,283	1,967	(2)	20,655	(6)	20,649
Operating expenses	(3,794)	(2,094)	(1,220)	(939)	(847)	(1,137)	(10,031)	(75)	(10,106)
Impairment charges	(582)	(172)	(31)	10	(111)	92	(794)	—	(794)
Profit before income tax	4,449	2,784	1,281	1,354	1,009	(1,047)	9,830	(81)	9,749
Income tax expense	(1,333)	(838)	(356)	(369)	(292)	213	(2,975)	16	(2,959)
Profit attributable to NCI	—	—	—	—	(5)	(1)	(6)	—	(6)
Cash earnings for the year	3,116	1,946	925	985	712	(835)	6,849	(65)	6,784
Net cash earnings adjustments	—	—	—	(1)	(45)	(19)	(65)
Net profit attributable to equity
holders of WBC	3,116	1,946	925	984	667	(854)	6,784
Balance sheet
Loans	399,279	146,867	73,572	78,005	17,216	(169)	714,770
Deposits and other borrowings	207,578	142,558	99,005	60,801	9,277	44,028	563,247

			Westpac	Westpac				Net cash
2018			Institutional	New	Specialist	Group		earnings	Income
$m	Consumer	Business	Bank	Zealand	Businesses	Businesses	Total	adjustment	statement
Net interest income	8,092	4,619	1,320	1,799	565	792	17,187	(682)	16,505
Net fee income	645	469	572	164	80	(20)	1,910	514	2,424
Net wealth management and insurance income	—	14	212	149	1,533	109	2,017	44	2,061
Trading income	100	114	641	51	42	(22)	926	19	945
Other income	21	15	48	9	9	23	125	(53)	72
Net operating income before operating
expenses and impairment charges	8,858	5,231	2,793	2,172	2,229	882	22,165	(158)	22,007
Operating expenses	(3,779)	(1,983)	(1,399)	(855)	(746)	(936)	(9,698)	132	(9,566)
Impairment charges	(490)	(236)	20	(22)	(84)	—	(812)	102	(710)
Profit before income tax	4,589	3,012	1,414	1,295	1,399	(54)	11,655	76	11,731
Income tax expense	(1,397)	(908)	(429)	(361)	(420)	(71)	(3,586)	(46)	(3,632)
Profit attributable to NCI	—	—	—	—	(5)	1	(4)	—	(4)
Cash earnings for the year	3,192	2,104	985	934	974	(124)	8,065	30	8,095
Net cash earnings adjustments	(15)	—	—	13	(76)	108	30
Net profit attributable to equity
holders of WBC	3,177	2,104	985	947	898	(16)	8,095
Balance sheet
Loans	396,265	146,099	75,627	73,604	18,329	(234)	709,690
Deposits and other borrowings	203,872	141,031	102,703	57,784	7,180	46,715	559,285

Reconciliation of cash earnings to net profit attributable to owners of WBC

$m	2020	2019	2018
Cash earnings for the year	2,608	6,849	8,065
Cash earnings adjustments
Amortisation of intangible assets	—	—	(17)
Fair value gain/(loss) on economic hedges	(362)	(35)	126
Ineffective hedges	61	20	(13)
Adjustments related to Pendal	(31)	(45)	(73)
Treasury shares	14	(5)	7
Total cash earnings adjustments	(318)	(65)	30
Net profit attributable to owners of WBC	2,290	6,784	8,095

Revenue from products and services

Details of revenue from external customers by product or service are disclosed in Notes 3 and 4. No single customer amounted to greater than 10% of the Group’s revenue.

Geographic segments

Geographic segments are based on the location of the office where the following items were recognised:

	2020		2019		2018
	$m	%	$m	%	$m	%
Revenue
Australia	26,135	85.6	31,113	84.2	32,595	85.6
New Zealand	3,439	11.3	4,520	12.2	4,381	11.5
Other overseas[1]	960	3.1	1,331	3.6	1,097	2.9
Total	30,534	100.0	36,964	100.0	38,073	100.0
Non-current assets[2]
Australia	14,270	92.6	12,280	93.7	12,271	93.7
New Zealand	1,015	6.6	761	5.8	756	5.8
Other overseas[1]	122	0.8	67	0.5	65	0.5
Total	15,407	100.0	13,108	100.0	13,092	100.0

1.	Other overseas included Pacific Islands, Asia, the Americas and Europe.
2.	Non-current assets represent property and equipment and intangible assets.